Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Assets held under capital leases, gross value	$ 922	$ 0	$ 0
Assets held under capital leases, accumulated depreciation	70	0	0
Capital lease obligations, assets held under capital lease	493	0
Depreciation expense, including impairments	8,984	8,083	7,619
Government grant, related to certain capital expenditures	1,565	1,578
Credit Facility | Property and Equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 14,786	$ 7,828